--------------------------------------------------------------------------------

     CITIFUNDS(R)
--------------------------------------------------------------------------------

Cash Reserves

ANNUAL REPORT
AUGUST 31, 2000


CITIFUNDS

   --------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
   --------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS                                                     1
--------------------------------------------------------------------------------
PORTFOLIO ENVIRONMENT AND OUTLOOK                                              2
--------------------------------------------------------------------------------
FUND FACTS                                                                     3
--------------------------------------------------------------------------------
FUND PERFORMANCE                                                               4
--------------------------------------------------------------------------------

CITIFUNDS CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES                                            5
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                        6
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                                             7
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                           8
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                                 11
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                                  14
--------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO

PORTFOLIO OF INVESTMENTS                                                      15
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                           18
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                       19
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                                            20
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          21
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                                 22
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                                  24
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Robust economic growth, inflation concerns and rising interest rates helped produce higher yields for most money market instruments during the reporting period. This trend toward higher interest rates persisted through the summer of 2000, when evidence began to appear that the Federal Reserve Board's (the "Fed") restrictive monetary policies may have had a moderating effect on U.S.
economic growth.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage Cash Reserves Portfolio, the portfolio in which the Fund invests all of its investable assets, with the goal of achieving its investment objective: providing liquidity and as high a level of current income as is consistent with the preservation of capital.

   This report reviews the Portfolio's investment activities and performance during the twelve months ended August 31, 2000, and provides a summary of
Citibank's   perspective  on  and  outlook  for  the  money  market   securities
marketplace.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
September 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   MONEY MARKET SECURITIES  PROVIDED  COMPETITIVE  RETURNS AND A RELATIVELY SAFE
HARBOR FOR MANY INVESTORS DURING THE REPORTING PERIOD. These benefits were particularly valuable during the second half of the period, when heightened volatility in the stock market and rising interest rates produced flat or negative returns for some investment classes, including stocks and longer-term bonds.

   The U.S. economy during most of the reporting period was characterized by strong growth, rising prices for some important commodities, including oil, and the lowest levels of unemployment in recent memory. During the first half of the reporting period, these economic forces were complemented by a rapidly rising stock market, especially within market sectors expected to benefit from strong demand for technology and telecommunications services.

   BECAUSE THIS COMBINATION OF POSITIVE ECONOMIC FORCES HAS HISTORICALLY LED TO HIGHER RATES OF INFLATION, THE FED CONTINUED TO MOVE TOWARD A MORE RESTRICTIVE MONETARY POLICY DURING THE PERIOD. In fact, the Fed raised short-term interest rates four times during the reporting period, for a total increase of 1.25%, in an effort to relieve inflationary pressures that might threaten to derail U.S. economic prosperity.

   IN THIS ENVIRONMENT, MANAGEMENT MAINTAINED A RELATIVELY SHORT AVERAGE MATURITY from the start of the reporting period into the first quarter of 2000. This maturity strategy was designed to keep assets available for higher-yielding securities if interest rates rose. Subsequently, management began to gradually extend the Fund's average maturity to take advantage of higher yielding opportunities among money market instruments with moderately longer maturities.

   WHEN IT BECAME APPARENT TO THE MANAGERS IN FEBRUARY THAT MOST INVESTORS EXPECTED THE FED TO RAISE INTEREST RATES AGGRESSIVELY, MANAGEMENT MORE AGGRESSIVELY EXTENDED THE PORTFOLIO'S AVERAGE MATURITY TO BETWEEN 80 AND 89 DAYS IN ORDER TO LOCK IN PREVAILING YIELDS for as long as practical. Management generally maintained a long average maturity for the remainder of the reporting period.

   From a security selection perspective, management has sought to maintain a well-diversified asset mix. As of August 31, 2000, approximately 30.2% of the Fund's assets was invested in Yankee CDs, which are U.S. dollar-denominated certificates of deposit issued by foreign banks on management's approved credit list. In addition, about 2.2% of the Fund's assets was invested in short-term securities issued by U.S. government agencies. Because U.S. Treasury bill yields have been relatively unattractive over the past year very few of these securities are currently held in the Portfolio.

   AS FOR THE FORESEEABLE FUTURE, MANAGEMENT EXPECTS THE FED WILL NOT MAKE POLICY DECISIONS UNTIL AFTER THE NOVEMBER PRESIDENTIAL ELECTION. Recent economic statistics indicate that the Fed's previous rate hikes may have been effective in slowing the rate of economic growth and forestalling an acceleration of inflation. In addition, management believes that recent labor strikes and U.S. census-related layoffs may keep inflationary pressures in check. Consequently, the managers expect that money market yields may eventually begin to decline from current levels. Of course, management will adjust its strategies as economic and market conditions change.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
CASH RESERVES PORTFOLIO                  Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARKS*
August 31, 1984                          o Lipper Taxable Money Market
                                           Funds Average
NET ASSETS AS OF 8/31/00                 o iMoneyNet, Inc. (formerly
Class N shares $2,553.5 million            IBC Financial Data) 1st Tier Taxable
Class A shares $5.4 million                Money Market Funds Average
Class B shares $521,515
Cititrade(R) shares $39,633

* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

   Cititrade is a registered service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS


                                                                        SINCE
                                                                     JANUARY 4,
                                           ONE      FIVE       TEN      1999
ALL PERIODS ENDED AUGUST 31, 2000         YEAR     YEARS*    YEARS*  INCEPTION*
================================================================================
CitiFunds Cash Reserves Class N           5.49%    5.10%     4.75%      --
CitiFunds Cash Reserves Class A           5.49%       --        --     5.09%
CitiFunds Cash Reserves Class B           4.70%       --        --     4.42%
Cititrade Cash Reserves                     --        --        --     0.22%**#
Lipper Taxable Money Market
  Funds Average                           5.32%     4.94%     4.66%    4.89%+
iMoneyNet, Inc. (formerly IBC
  Financial Data)1st Tier Taxable Money
  Market Funds Average                    5.42%     5.06%     4.68%    5.02%+


 * Average Annual Total Return   + Since 12/31/98
** Not Annualized                # Commencement of Operations 8/18/2000

7-DAY YIELDS                             CLASS N   CLASS A    CLASS B  CITITRADE
                                         -------   ------     -------  --------
Annualized Current                        6.00%     6.00%     5.25%    5.70%
Effective                                 6.18%     6.18%     5.39%    5.86%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2000, Class N paid $0.05353, Class A paid $0.05353, Class B paid $0.04603 and Cititrade paid $0.00218 per share to shareholders from net investment income. For such period 1.4% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CASH RESERVES CLASS N VS. iMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Cash Reserves generally provided a similar annualized seven-day yield to that of a comparable iMoneyNet, Inc. Money Market Funds Average, as published in Money Fund Report(TM), for the one-year period.

[Table below represents line chart in its printed piece]


                  CitiFunds Cash         iMoneyNet, Inc. 1st Tier Taxable
                 Reserves Class N           Money Market Funds Average
                 ----------------        ---------------------------------
8/31/99               0.0469                         0.0455
9/7/99                0.047                          0.0458
9/14/99               0.047                          0.046
9/21/99               0.0475                         0.0463
9/28/99               0.0476                         0.0465
10/5/99               0.048                          0.0467
10/12/99              0.0477                         0.047
10/19/99              0.0481                         0.0473
10/26/99              0.0482                         0.0476
11/2/99               0.0491                         0.048
11/9/99               0.049                          0.048
11/16/99              0.0495                         0.0486
11/23/99              0.0503                         0.0491
11/30/99              0.051                          0.0497
12/7/99               0.0508                         0.05
12/14/99              0.051                          0.0506
12/21/99              0.0512                         0.0512
12/28/99              0.051                          0.0515
1/4/00                0.0498                         0.0505
1/11/00               0.051                          0.0515
1/18/00               0.0513                         0.0513
1/25/00               0.0511                         0.051
2/1/00                0.0512                         0.0511
2/8/00                0.0512                         0.0512
2/15/00               0.0516                         0.0516
2/22/00               0.0518                         0.0516
2/29/00               0.0521                         0.0519
3/7/00                0.0523                         0.0518
3/14/00               0.0524                         0.052
3/21/00               0.0527                         0.0523
3/28/00               0.0537                         0.0529
4/4/00                0.0538                         0.0535
4/11/00               0.0538                         0.0535
4/18/00               0.0542                         0.0537
4/25/00               0.0541                         0.0539
5/2/00                0.0547                         0.0539
5/9/00                0.0547                         0.0542
5/16/00               0.0554                         0.0548
5/23/00               0.057                          0.0561
5/30/00               0.0577                         0.0569
6/6/00                0.0582                         0.0573
6/13/00               0.0582                         0.0578
6/20/00               0.0587                         0.0581
6/27/00               0.0589                         0.0585
7/4/00                0.0603                         0.0591
7/11/00               0.0593                         0.0587
7/18/00               0.0593                         0.0589
7/25/00               0.0594                         0.059
8/1/00                0.0596                         0.0591
8/8/00                0.0592                         0.059
8/15/00               0.0595                         0.0592
8/22/00               0.0595                         0.059
8/29/00               0.0598                         0.0591


Note: Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)         $2,572,738,108
Receivable for shares of beneficial interest sold                      2,346,985
--------------------------------------------------------------------------------
   Total assets                                                    2,575,085,093
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                     10,604,665
Payable for shares of beneficial interest repurchased                  3,728,653
Payable to affiliate-Shareholder Servicing Agents' fees (Note 3B)        541,300
Accrued expenses and other liabilities                                   812,580
--------------------------------------------------------------------------------
   Total liabilities                                                  15,687,198
--------------------------------------------------------------------------------
NET ASSETS                                                        $2,559,397,895
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $2,559,397,895
================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($2,553,408,622/2,553,408,622 shares outstanding)                          $1.00
================================================================================
CLASS A SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($5,428,125/5,428,125 shares outstanding)                                  $1.00
================================================================================
CLASS B SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($521,515/521,515 shares outstanding)                                      $1.00
================================================================================
CITITRADE SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($39,633/39,633 shares outstanding)                                        $1.00
================================================================================


See notes to financial statements

CITIFUNDS CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                $159,126,288
Allocated expenses from Cash Reserves Portfolio      (2,638,044)
--------------------------------------------------------------------------------

                                                                    $156,488,244
EXPENSES:
Administrative fees (Note 3A)                         9,207,939
Shareholder Servicing Agents' fees Class N (Note 3B)  6,553,008
Shareholder Servicing Agents' fees Class A (Note 3B)     22,600
Shareholder Servicing Agents' fees Class B (Note 3B)      1,489
Distribution fees Class N (Note 4)                    2,630,840
Distribution fees Class A (Note 4)                       18,080
Distribution/Service fees Class B (Note 4)                4,467
Distribution fees Cititrade (Note 4)                          8
Shareholder reports                                      58,404
Custody and fund accounting fees                         44,342
Legal fees                                               38,712
Transfer agent fees                                      38,097
Trustees' fees                                           34,245
Audit fees                                               13,230
Registration fees                                         4,324
Other                                                    16,341
--------------------------------------------------------------------------------
  Total expenses                                     18,686,126
Less aggregate amount waived by Administrator
  and Distributor (Notes 3A and 4)                   (2,903,579)
--------------------------------------------------------------------------------
  Net expenses                                                        15,782,547
--------------------------------------------------------------------------------
Net investment income                                               $140,705,697
================================================================================

See notes to financial statements

CITIFUNDS CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                     YEAR ENDED AUGUST 31,
                                             -----------------------------------
                                                   2000                1999
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as
  dividends to shareholders (Note 2):
Class N shares                               $   140,202,446    $   112,961,346
Class A shares                                       475,345            156,220
Class B shares                                        27,820              1,633
Cititrade shares                                          86                 --
--------------------------------------------------------------------------------
                                                 140,705,697        113,119,199
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
CLASS N
Proceeds from sale of shares                   1,907,748,222      1,886,643,101
Net asset value of shares issued
  to shareholders from reinvestment
  of dividends                                    24,256,167         19,740,194
Cost of shares repurchased                    (1,964,983,880)    (1,518,438,323)
--------------------------------------------------------------------------------
Total Class N                                    (32,979,491)       387,944,972
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
CLASS A*
Proceeds from sale of shares                      88,089,536         31,613,958
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                       474,500            155,314
Cost of shares repurchased                       (91,471,358)       (23,433,826)
--------------------------------------------------------------------------------
Total Class A                                     (2,907,322)         8,335,446
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
CLASS B*
Proceeds from sale of shares                       5,143,841            264,341
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                        26,523              1,552
Cost of shares repurchased                        (4,808,593)          (106,149)
--------------------------------------------------------------------------------
Total Class B                                        361,771            159,744
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
CITITRADE**
Proceeds from sale of shares                          62,412                 --
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                            83                 --
Cost of shares repurchased                           (22,862)                --
--------------------------------------------------------------------------------
Total Cititrade                                       39,633                 --
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            (35,485,409)       396,440,162
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                            2,594,883,304      2,198,443,142
--------------------------------------------------------------------------------
End of period                                $ 2,559,397,895    $ 2,594,883,304
================================================================================
 * January 4, 1999 (Commencement of Operations)
** August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITIFUNDS CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                                CLASS N
                                 -----------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                 -----------------------------------------------------------------------
                                     2000           1999           1998           1997           1996
========================================================================================================
Net Asset Value, beginning
  of period                      $  1.00000     $  1.00000     $  1.00000     $  1.00000     $  1.00000
Net investment income               0.05353        0.04536        0.05050        0.04940        0.05039
Less dividends from net
  investment income                (0.05353)      (0.04536)      (0.05050)      (0.04940)      (0.05039)
--------------------------------------------------------------------------------------------------------
Net Asset Value, end of period   $  1.00000     $  1.00000     $  1.00000     $  1.00000     $  1.00000
========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                $2,553,409     $2,586,388     $2,198,443     $1,827,181     $1,468,177
Ratio of expenses to
  average net assets+                  0.70%          0.70%          0.70%          0.70%          0.69%
Ratio of net investment
  income to average
  net assets+                          5.35%          4.53%          5.05%          4.96%          5.02%
Total return                           5.49%          4.63%          5.17%          5.05%          5.16%

Note:  If agents of the Fund and agents of Cash  Reserves  Portfolio  had not waived all or a portion of their fees during the periods  indicated,  the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                      $  0.05112     $  0.04301     $  0.04814     $  0.04697     $  0.04766
RATIOS:
Expenses to average
  net assets+                          0.93%          0.94%          0.94%          0.95%          0.96%
Net investment income to
  average net assets+                  5.11%          4.29%          4.81%          4.71%          4.75%
========================================================================================================

+ Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

See notes to financial statements

CITIFUNDS CASH RESERVES
FINANCIAL HIGHLIGHTS


                                                             CLASS A
                                                   -----------------------------
                                                                FOR THE PERIOD
                                                                JANUARY 4, 1999
                                                                 (COMMENCEMENT
                                                    YEAR ENDED   OF OPERATIONS)
                                                    AUGUST 31,   TO AUGUST 31,
                                                       2000           1999
================================================================================
Net Asset Value, beginning of period                  $1.00000      $1.00000
Net investment income                                  0.05353       0.02897
Less dividends from net investment income             (0.05353)     (0.02897)
--------------------------------------------------------------------------------
Net Asset Value, end of period                        $1.00000      $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)             $  5,428      $  8,335
Ratio of expenses to average net assets+                  0.70%         0.70%*
Ratio of net investment income to average
  net assets+                                             5.26%         4.49%*
Total return                                              5.49%         2.89%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                       $0.05020      $0.02746
RATIOS:
Expenses to average net assets+                           1.03%         0.94%*
Net investment income to average net assets+              4.93%         4.25%*
================================================================================


                                                             CLASS B
                                                   -----------------------------
                                                                FOR THE PERIOD
                                                                JANUARY 4, 1999
                                                                 (COMMENCEMENT
                                                    YEAR ENDED   OF OPERATIONS)
                                                    AUGUST 31,   TO AUGUST 31,
                                                       2000           1999
================================================================================
Net Asset Value, beginning of period                  $1.00000      $1.00000
Net investment income                                  0.04603       0.02406
Less dividends from net investment income             (0.04603)     (0.02406)
--------------------------------------------------------------------------------
Net Asset Value, end of period                        $1.00000      $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)             $    522      $    160
Ratio of expenses to average net assets+                  1.45%         1.45%*
Ratio of net investment income to average
  net assets+                                             4.67%         3.71%*
Total return                                              4.70%         2.41%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                       $0.04317      $0.02258
RATIOS:
Expenses to average net assets+                           1.70%         1.69%*
Net investment income to average net assets+              4.42%         3.47%*
================================================================================
 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS CASH RESERVES
FINANCIAL HIGHLIGHTS (Continued)


                                                                   CITITRADE
                                                              ------------------
                                                                FOR THE PERIOD
                                                                AUGUST 18, 2000
                                                                (COMMENCEMENT
                                                                OF OPERATIONS)
                                                              TO AUGUST 31, 2000
================================================================================
Net Asset Value, beginning of period                               $1.00000
Net investment income                                               0.00218
Less dividends from net investment income                          (0.00218)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                     $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                          $     40
Ratio of expenses to average net assets+                               1.00%*
Ratio of net investment income to average net assets+                  5.05%*
Total return                                                           0.22%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                    $0.00218
RATIOS:
Expenses to average net assets+                                        1.23%*
Net investment income to average net assets+                           4.82%*
================================================================================
 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS CASH RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Cash Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a
Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. The value of such investment reflects the Fund's proportionate interest (17.9% at August 31, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent.

   The Fund currently offers Class N, Class A, Class B and Cititrade shares. The Fund commenced its public offering of Class A and Class B shares on January 4, 1999, and Cititrade shares on August 18, 2000. Each class has different eligibility requirements and its own combination of charges and fees. Class N, which has no sales charge, is the share class generally available for new investments. Class A and Class B shares are available only by exchange from Class A or Class B shares of other Funds in the fund family and Cititrade shares are available to Cititrade customers. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated. Class N and Class A shares have lower expenses than Class B and Cititrade shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect

CITIFUNDS CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2000 management agreed to voluntarily limit Fund expenses to 0.70% for Class N and Class A, 1.00% for Cititrade and 1.45% for Class B, inclusive of Portfolio allocated expenses.

   A.  ADMINISTRATIVE  FEES  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of average daily net assets. The Administrative fees amounted to $9,207,939 of which $254,659 was voluntarily waived, for the year ended August 31, 2000. Citibank acts as Sub-Administrator and performs certain duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of each Fund's classes of shares represented by shares owned during the period

CITIFUNDS CASH RESERVES
NOTES TO FINANCIAL STATEMENTS

for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $6,553,008, $22,600 and $1,489 for Class N, Class A and Class B shares, respectively, for the year ended August 31, 2000.

4. DISTRIBUTION FEES/SERVICE FEES The Fund has adopted a Plan of Distribution for Class N, Class A and the Cititrade share class and a Distribution/Service fee for Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund compensates the Distributor at an annual rate not to exceed 0.10%, 0.20%, 0.60% and 0.75% of the Fund's Class N, Class A, Cititrade and Class B shares, average daily net assets, respectively. The Distribution fees for Class N amounted to $2,630,840, for Class A $18,080, Cititrade $8 and Class B $4,467 for the year ended August 31, 2000, of which all from Class N and Class A fees were voluntarily waived. The Distributor may also receive an additional fee from Class N shares at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 2000.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,333,452,319 and $1,525,675,041, respectively, for the year ended August 31, 2000.

CITIFUNDS CASH RESERVES
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES OF CITIFUNDS TRUST III(THE TRUST) AND THE SHAREHOLDERS OF CITIFUNDS CASH RESERVES:


   In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Cash Reserves (the "Fund"), a series of CitiFunds Trust III, at August 31, 2000 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2000 by correspondence with our custodian provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2000

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2000


                                        PRINCIPAL
                                          AMOUNT
ISSUER                               (000'S OMITTED)                   VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 9.1%
--------------------------------------------------------------------------------
Lincs-Ser,*
  6.63% due 7/07/01                      $100,000                 $   99,991,260
Restructured Asset Securities,*
  6.64% due 6/22/01                        65,000                     65,000,000
Steers,
  6.86% due 10/02/00                      365,000                    365,028,521
Strategic Money Market Trust Receipts,*
  6.78% due 9/13/00                       350,000                    350,001,796
  6.64% due 12/13/00                      320,000                    320,000,000
Strats Trust,
  6.65% due 8/20/01                       100,000                    100,000,000
                                                                  --------------
                                                                   1,300,021,577
                                                                  --------------
BANK NOTES -- 3.9%
--------------------------------------------------------------------------------
BankAmerica,
  6.46% due 11/09/00                      100,000                    100,000,000
  6.48% due 11/20/00                       50,000                     50,000,000
  6.90% due 12/13/00                      100,000                    100,000,000
  6.93% due 1/16/01                       100,000                    100,000,000
  6.98% due 3/30/01                       110,000                    110,000,000
  7.18% due 6/14/01                       100,000                    100,000,000
                                                                  --------------
                                                                     560,000,000
                                                                  --------------
CERTIFICATES OF DEPOSIT (EURO) -- 9.3%
--------------------------------------------------------------------------------
Bayerische Hypo,
  6.52% due 12/28/00                      173,000                    172,905,328
Commerzbank,
  6.88% due 4/30/01                       110,000                    109,986,240
Credit Agricole Indosuez,
  7.00% due 7/09/01                       100,000                    100,000,000
  6.89% due 8/24/01                       100,000                     99,976,832
Credit Suisse First Boston,
  6.78% due 10/02/00                      100,000                    100,007,905
Landesbank Hessen Thuringen,
  7.01% due 11/24/00                       57,000                     57,001,521
Merrill Lynch & Co. Inc.,
  6.67% due 3/02/01                       500,000                    499,950,137
Morgan Stanley Dean Witter Discover,
  6.69% due 3/16/01                       200,000                    200,000,000
                                                                  --------------
                                                                   1,339,827,963
                                                                  --------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 30.2%
--------------------------------------------------------------------------------
Abbey National Treasury Services,*
  6.46% due 12/28/00                       89,000                     88,988,273
  6.51% due 12/28/00                      100,000                    100,018,313
  6.92% due 4/24/01                       200,000                    200,000,000
  7.09% due 5/03/01                       150,000                    150,009,486
Bank Austria,
  5.93% due 9/07/00                       100,000                     99,999,214
  6.71% due 2/12/01                       135,000                    134,976,984
Bank of Nova Scotia,
  6.71% due 2/05/01                       150,000                    149,975,518
  6.74% due 2/16/01                        40,000                     40,007,427
Bayerische Landesbank,
  5.86% due 9/27/00                        94,000                     93,995,838
  6.77% due 2/22/01                        62,000                     62,000,199
  6.55% due 6/04/01                       135,000                    134,954,653
Bear Stearns Cos. Inc.,
  6.75% due 2/20/01                       250,000                    250,000,000
Branch Bank & Trust,
  6.68% due 2/16/01                       300,000                    299,946,364
Commerzbank,
  6.67% due 3/01/01                       100,000                     99,976,469
  6.80% due 4/17/01                        80,175                     80,189,255
  7.17% due 6/28/01                       150,000                    149,959,226
  7.15% due 6/29/01                       125,000                    125,106,330
  6.88% due 8/10/01                       100,000                     99,977,738
Credit Suisse First Boston,
  6.75% due 3/05/01                       250,000                    249,974,796
Deutsche Bank,
  6.20% due 10/18/00                      100,000                     99,993,862
  6.45% due 1/08/01                       100,000                     99,983,197
  6.89% due 8/20/01                       167,000                    166,954,111
Dexia Bank,
  6.98% due 7/18/01                        55,000                     55,006,000
Dresdner Bank,
  7.12% due 6/18/01                       100,000                     99,984,982
Giro Funding U.S. Corp.,
  6.54% due 2/21/01                       103,727                    100,467,033
Nord Deutsche Landesbank,
  6.28% due 9/01/00                        50,000                     50,000,000
Rabobank Nederland,
  6.13% due 10/31/00                       50,000                     49,489,583
  6.47% due 1/18/01                       100,000                     99,981,895
  6.52% due 1/25/01                       140,000                    139,973,389
  6.85% due 4/06/01                       100,000                     99,983,095
  7.18% due 6/13/01                        50,000                     49,987,090

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2000


                                        PRINCIPAL
                                          AMOUNT
ISSUER                               (000'S OMITTED)                   VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (YANKEE) -- (CONT'D)
--------------------------------------------------------------------------------
Societe Generale,
  6.56% due 1/16/01                      $108,000                 $  107,980,750
  6.80% due 4/10/01                        50,000                     49,994,258
  6.81% due 4/17/01                        50,000                     50,008,132
  6.75% due 4/18/01                       110,000                    109,979,522
Toronto Dominion Bank,
  6.71% due 2/07/01                        90,000                     89,990,686
UBS AG Stamford,
  5.93% due 10/02/00                       50,000                     49,980,604
  6.24% due 12/06/00                       50,000                     49,990,603
  6.23% due 12/07/00                      120,000                    119,980,247
                                                                  --------------
                                                                   4,349,765,122
                                                                  --------------
COMMERCIAL PAPER -- 30.8%
--------------------------------------------------------------------------------
ABN-Amro Bank,
  6.03% due 10/10/00                      100,000                     99,346,750
Associates Corp. North America,
  6.66% due 9/01/00                       200,000                    200,000,000
Associates First Capital Corp.,
  6.66% due 9/01/00                       110,000                    110,000,000
BankAmerica Corp.,
  6.18% due 11/22/00                      100,000                     98,592,333
Brahms Funding Corp.,
  6.64% due 9/22/00                       105,000                    104,593,178
  6.61% due 10/25/00                      350,000                    346,529,750
British Telecommunications Plc.,
  6.68% due 11/08/00                       97,500                     96,269,767
  6.69% due 11/08/00                       50,000                     49,368,167
  6.18% due 11/17/00                      100,000                     98,678,166
  6.30% due 12/15/00                       60,000                     58,897,500
  6.32% due 12/18/00                       50,000                     49,052,000
Cregem North America Inc.,
  5.99% due 10/10/00                      100,000                     99,351,083
Den Danske Bank,
  6.03% due 10/10/00                       50,000                     49,673,375
Four Winds Funding Corp.,
  6.52% due 9/11/00                       147,550                    147,282,771
  6.52% due 9/15/00                       100,000                     99,746,444
General Electric Capital Corp.,
  6.52% due 2/02/01                       150,000                    145,816,333
Goldman Sachs Corp.,
  6.81% due 9/14/00                       300,000                    300,000,000
International Nederland,
  6.18% due 11/17/00                      100,000                     98,678,167
  6.39% due 12/26/00                      100,000                     97,941,000
Lone Star,
  6.52% due 9/14/00                       252,845                    252,249,691
Moat Funding,
  6.56% due 10/06/00                      275,000                    273,246,111
Morgan Stanley Dean Witter Discover,
  6.68% due 11/24/00                      350,000                    350,000,000
Moriarty Ltd.,
  6.10% due 9/06/00                       100,000                     99,915,278
  6.67% due 11/22/00                       50,000                     49,240,361
  6.77% due 11/22/00                       50,000                     49,229,542
  6.54% due 2/16/01                       200,000                    193,896,000
  6.55% due 2/28/01                       150,000                    145,087,500
Santander Financial,
  6.65% due 12/13/00                      100,000                     98,097,361
Sigma Finance Corp.,
  6.77% due 11/20/00                       90,000                     88,647,000
  6.20% due 11/21/00                       75,000                     73,954,593
  6.55% due 2/08/01                        38,000                     36,893,778
  6.87% due 4/09/01                       100,000                    100,000,000
Surrey Funding Corp.,
  6.53% due 9/18/00                       271,000                    270,164,981
                                                                  --------------
                                                                   4,430,438,980
                                                                  --------------
MEDIUM TERM NOTES -- 2.6%
--------------------------------------------------------------------------------
Abbey National Treasury Services,
  6.19% due 10/18/00                      100,000                     99,992,635
E.I. Du Pont de Nemours & Co.,
  6.69% due 3/13/01                        53,000                     53,000,000
Credit Suisse First Boston,
  6.66% due 5/10/01                       225,000                    224,984,527
                                                                  --------------
                                                                     377,977,162
                                                                  --------------
TIME DEPOSITS -- 10.8%
--------------------------------------------------------------------------------
Barclays Bank Plc.,
  6.63% due 9/01/00                       394,171                    394,171,000
Branch Bank & Trust,
  6.63% due 9/01/00                       200,000                    200,000,000
Harris Trust &Savings,
  6.66% due 9/01/00                       242,218                    242,218,000
Key Bank National Association,
  6.63% due 9/01/00                       150,000                    150,000,000
Societe Generale,
  6.66% due 9/01/00                        66,000                     66,000,000
Suntrust Grand Cayman,
  6.63% due 9/01/00                       500,000                    500,000,000
                                                                  --------------
                                                                   1,552,389,000
                                                                  --------------

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2000


                                        PRINCIPAL
                                          AMOUNT
ISSUER                               (000'S OMITTED)                   VALUE
--------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY -- 1.5%
--------------------------------------------------------------------------------
Federal Home Loan Bank,
  5.97% due 12/01/00                     $100,000                $    99,964,445
Federal Home Loan Bank Consumer
  Discount Notes,
  6.45% due 7/09/01                       100,000                     94,427,917
Federal Home Loan Mortgage
  Discount Notes,
  6.84% due 7/25/01                        20,000                     19,995,054
                                                                 ---------------
                                                                     214,387,416
                                                                 ---------------

UNITED STATES TREASURY BILLS -- 0.7%
--------------------------------------------------------------------------------
United States Treasury Bills,
  5.21% due 11/09/00                       15,000                     14,850,213
  5.28% due 11/09/00                       30,000                     29,696,400
  5.62% due 11/09/00                       60,000                     59,389,062
                                                                 ---------------
                                                                     103,935,675
                                                                 ---------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                          98.9%                14,228,742,895
OTHER ASSETS,
  LESS LIABILITIES                            1.1                    163,597,739
                                           ------                ---------------
NET ASSETS                                  100.0%               $14,392,340,634
                                           ======                ===============


*  Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investments at value (Note 1A)                                   $14,228,742,895
Cash                                                                         278
Interest receivable                                                  164,714,620
--------------------------------------------------------------------------------
   Total assets                                                   14,393,457,793
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate--Investment Advisory fee (Note 2A)                  875,881
Accrued expenses and other liabilities                                   241,278
--------------------------------------------------------------------------------
   Total liabilities                                                   1,117,159
--------------------------------------------------------------------------------
NET ASSETS                                                       $14,392,340,634
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $14,392,340,634
================================================================================


See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INTEREST INCOME (Note 1B)                                          $897,863,487

EXPENSES:
Investment Advisory fees (Note 2A)               $  22,344,495
Administrative fees (Note 2B)                        7,448,165
Custody and fund accounting fees                     3,354,601
Trustees' fees                                          75,590
Audit fees                                              40,770
Legal fees                                              32,452
Other                                                   49,563
--------------------------------------------------------------------------------
  Total expenses                                    33,345,636
Less aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A, and 2B)     (18,433,019)
Less fees paid indirectly (Note 1F)                     (8,375)
--------------------------------------------------------------------------------
   Net expenses                                                      14,904,242
--------------------------------------------------------------------------------
Net investment income                                              $882,959,245
================================================================================


See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                    YEAR ENDED AUGUST 31,
                                             -----------------------------------
                                                  2000                1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income                        $   882,959,245    $   628,439,104
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                   58,289,540,600     47,581,662,450
Value of withdrawals                         (59,709,503,859)   (42,086,666,522)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                        (1,419,963,259)     5,494,995,928
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           (537,004,014)     6,123,435,032
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                           14,929,344,648      8,805,909,616
--------------------------------------------------------------------------------
End of period                                $14,392,340,634    $14,929,344,648
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                          YEAR ENDED AUGUST 31,
                                 ------------------------------------------------------------------------
                                     2000           1999           1998           1997           1996
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)        $14,392,341    $14,929,345    $ 8,805,910    $ 7,657,400    $ 4,442,187
Ratio of expenses to average
  net assets                            0.10%          0.10%          0.10%          0.10%          0.10%
Ratio of net investment income
  to average net assets                 5.93%          5.13%          5.65%          5.57%          5.64%

Note:  If agents of the  Portfolio  had not  voluntarily  waived a portion of their fees for the  periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net
  assets                                0.22%          0.22%          0.22%          0.23%          0.23%
Net investment income to
  average net assets                    5.81%          5.01%          5.53%          5.44%          5.50%
=========================================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

   E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

   F. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to mea-

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


sure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $22,344,495 of which $10,984,854 was voluntarily waived for the year ended August 31, 2000. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $7,448,165, all of which were voluntarily waived for the year ended August 31, 2000. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $470,947,921,224 and $471,853,812,341, respectively, for the year ended August 31, 2000.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2000, the commitment fee allocated to the Portfolio was $43,206. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 2000 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 2000, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
October 12, 2000

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

 *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Cash Reserves.

(C)2000 Citicorp    [RECYCLE LOGO] Printed on recycled paper         CFA/RCR/800

--------------------------------------------------------------------------------

      CITIFUNDS(R)
---------------

--------------------------------------------------------------------------------


                                    CitiFunds

U.S. Treasury
       Reserves


ANNUAL REPORT
AUGUST 31, 2000



   --------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
   --------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITIFUNDS U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  12
--------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      13
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           14
--------------------------------------------------------------------------------
Statement of Operations                                                       15
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            16
--------------------------------------------------------------------------------
Financial Highlights                                                          17
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  20
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Robust economic growth, inflation concerns and rising interest rates helped produce generally higher yields for most money market instruments, including U.S. Treasury bills, during the reporting period. A closer look suggests that most of the improvement in U.S. Treasury bill yields took place during the first eight months of the period. Between May and August, Treasury bill yields actually declined modestly, primarily in response to evidence that the Federal Reserve Board's (the "Fed") restrictive monetary policies were having a moderating effect on U.S. economic growth.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage U.S. Treasury Reserves Portfolio, the portfolio in which the Fund invests all of its investable assets, with the goal of achieving its investment objectives: providing liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

   This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 2000, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,



/s/ PHILIP W. COOLIDGE
----------------------
Philip W. Coolidge
President
September 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

    U.S. TREASURY BILLS PROVIDED POSITIVE RETURNS AND A SAFE HARBOR FOR MANY INVESTORS DURING THE REPORTING PERIOD. These benefits were particularly valuable during the second half of the period, when heightened volatility in the stock market and rising interest rates produced flat or negative returns for some investment classes, including stocks and longer-term bonds. This market volatility, which included a sharp correction in formerly high-flying technology stocks, helped create a flight to quality among many investors.

    This increase in demand for high-quality money market securities, combined with early signs of slower economic growth and an absence of new-issue Cash Management bills, caused U.S. Treasury bill yields to decline between May and August 2000. As a result, U.S. Treasury bill yields ended the reporting period at relatively low levels compared to other taxable money market instruments.

    The U.S. economy during most of the reporting period was characterized by strong growth, rising prices for some important commodities, including oil, and the lowest levels of unemployment in recent memory. During the first half of the reporting period, these positive economic conditions were enhanced by a rapidly rising stock market, especially within market sectors expected to benefit from strong demand for technology and telecommunications services.

    BECAUSE THIS COMBINATION OF POSITIVE ECONOMIC FORCES HAS HISTORICALLY LED TO HIGHER RATES OF INFLATION, THE FED CONTINUED TO MOVE TOWARD A MORE RESTRICTIVE MONETARY POLICY DURING THE PERIOD. In fact, the Fed raised short-term interest rates four times during the reporting period, for a total increase of 1.25%, in an effort to relieve inflationary pressures that might threaten to derail U.S. economic prosperity.

    IN THIS ENVIRONMENT, MANAGEMENT MAINTAINED A RELATIVELY SHORT AVERAGE MATURITY from the start of the reporting period through the second quarter of 2000. This strategy was designed to keep assets available for higher yielding securities should interest rates rise. When it became apparent that Treasury bill yields had peaked, management then extended the Fund's average maturity in order to lock in prevailing yields for as long as practical. Management subsequently reduced the Portfolio's average maturity in anticipation of the issuance of Cash Management bills, scheduled for late August. As of August 31, 2000, the Portfolio's average maturity was 50 days, which is somewhat shorter than the Portfolio's maximum average maturity of 60 days.

    AS FOR THE FORESEEABLE FUTURE, MANAGEMENT EXPECTS THAT THE FED MOST LIKELY WILL NOT MAKE POLICY DECISIONS UNTIL AFTER THE NOVEMBER PRESIDENTIAL ELECTION. Recent economic statistics indicate that the Fed's previous rate hikes may have been effective in slowing the rate of economic growth and forestalling an acceleration of inflation. Consequently, management expects that short-term bond yields will eventually begin to decline from current levels. Management is prepared to extend the Fund's average maturity if and when this occurs. Of course, management will adjust its strategies if economic and market conditions change.

FUND FACTS

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO         Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARK*
May 3, 1991                              o Lipper S&P AAA rated U.S.
                                           Treasury Money Market
NET ASSETS AS OF 8/31/00                   Funds Average
Class N shares $288.4 million            o iMoneyNet, Inc. (formerly IBC
Cititrade(R) shares $6,220                 Financial Data) 100% U.S.
                                           Treasury Rated Money Market
                                           Funds Average

*   The Lipper Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
    performance   (excluding   sales  charges)  of  mutual  funds  with  similar
    objectives.

    Cititrade is a registered service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                        SINCE
                                                   ONE      FIVE     MAY 3, 1991
ALL PERIODS ENDED AUGUST 31, 2000                 YEAR     YEARS*    INCEPTION*
================================================================================
CitiFunds U.S. Treasury Reserves Class N          4.90%    4.58%        4.17%
Lipper S&P AAA rated U.S. Treasury
  Money Market Funds Average                      5.13%    4.78%        4.32%+
iMoneyNet, Inc. (formerly IBC Financial
  Data) 100% U.S. Treasury AAA-Rated
  Money Market Funds Average                      4.94%    4.64%        4.32%+
Cititrade U.S. Treasury Reserves                    --       --         0.19%#**

*  Average Annual Total Return
** Not Annualized
+  Since April 30, 1991
#  Commencement of Operations 8/18/00


7-DAY YIELDS             CLASS N              CITITRADE
                         -------              ---------
Annualized Current        5.38%                 5.21%
Effective                 5.52%                 5.21%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2000 CitiFunds U.S. Treasury Reserves Class N shares paid $0.04797 per share and Cititrade U.S. Treasury Reserves paid $0.00193 per share, respectively, to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)   $288,857,931
Receivable for shares of beneficial interest sold                        689,896
--------------------------------------------------------------------------------
  Total assets                                                       289,547,827
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        767,617
Payable for shares of beneficial interest repurchased                    161,100
Payable to affiliate--Shareholder servicing agents' fees (Note 3B)        61,630
Accrued expenses and other liabilities                                   104,314
--------------------------------------------------------------------------------
  Total liabilities                                                    1,094,661
--------------------------------------------------------------------------------
NET ASSETS                                                          $288,453,166
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $288,453,166
================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
  ($288,446,946/288,446,946 shares outstanding)                            $1.00
================================================================================
CITITRADE SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
  ($6,220/6,220 shares outstanding)                                        $1.00
================================================================================

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INVESTMENT INCOME (Note 1A)
Income from U.S. Treasury Reserves Portfolio          $17,364,419
Allocated expenses from U.S. Treasury
  Reserves Portfolio                                     (317,983)
--------------------------------------------------------------------------------
                                                                     $17,046,436
EXPENSES:
Administrative fees (Note 3A)                           1,112,514
Shareholder Servicing Agents' fees Class N (Note 3B)      795,597
Distribution fees Class N (Note 4)                        318,239
Distribution fees Cititrade (Note 4)                            1
Legal fees                                                 37,562
Shareholder reports                                        21,410
Custody and fund accounting fees                           17,932
Transfer agent fees                                        12,495
Audit fees                                                 12,087
Trustees' fees                                              6,429
Miscellaneous                                              29,831
--------------------------------------------------------------------------------
  Total expenses                                        2,364,097
Less aggregate amounts waived by
  Administrator and Distributor
  (Notes 3A and 4)                                       (450,983)
--------------------------------------------------------------------------------
  Net expenses                                                         1,913,114
--------------------------------------------------------------------------------
Net investment income                                                $15,133,322
================================================================================

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                        YEAR ENDED AUGUST 31,
                                                  ------------------------------
                                                        2000            1999
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2)                        $  15,133,322   $  12,931,115
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N SHARES
Net proceeds from sale of shares                  1,080,056,269     914,468,035
Net asset value of shares issued to shareholders
  from reinvestment of dividends                      5,963,213       5,724,238
Cost of shares repurchased                       (1,141,068,128)   (896,627,173)
--------------------------------------------------------------------------------
  Total Class N shares                              (55,048,646)     23,565,100
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CITITRADE SHARES*
Net proceeds from sale of shares                         10,650            --
Net asset value of shares issued to shareholders
  from reinvestment of dividends                             12            --
Cost of shares repurchased                               (4,442)           --
--------------------------------------------------------------------------------
Total Cititrade shares                                    6,220            --
--------------------------------------------------------------------------------
Total increase (decrease) in net assets
  from transactions in shares of
  beneficial interest                               (55,042,426)     23,565,100
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               (55,042,426)     23,565,100
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                 343,495,592     319,930,492
--------------------------------------------------------------------------------
End of period                                     $ 288,453,166   $ 343,495,592
================================================================================
* August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                                                   CLASS N SHARES
                                            ------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31,
                                            ------------------------------------------------------------
                                              2000         1999         1998         1997         1996
========================================================================================================
Net Asset Value, beginning of period        $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
Net investment income                        0.04797      0.03947      0.04552      0.04547      0.04602
Less dividends from net
  investment income                         (0.04797)    (0.03947)    (0.04552)    (0.04547)    (0.04602)
--------------------------------------------------------------------------------------------------------
Net Asset Value, end of period              $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)   $288,447     $343,496     $319,930     $360,717     $317,996
Ratio of expenses to
  average net assets+                          0.70%        0.70%        0.70%        0.70%        0.70%
Ratio of net investment income
  to average net assets+                       4.76%        3.96%        4.55%        4.57%        4.61%
Total return                                   4.90%        4.02%        4.65%        4.64%        4.70%

Note:  If Agents of the Fund and  agents of U.S.  Treasury  Reserves  Portfolio  had not waived all or a portion of their fees during the periods  indicated,  the net investment income per share and the ratios would have been as follows:

Net investment income per share             $0.04523     $0.03678     $0.04292     $0.04278     $0.04313

RATIOS:
Expenses to average net assets+                0.97%        0.97%        0.96%        0.97%        1.00%
Net investment income to
  average net assets+                          4.49%        3.69%        4.29%        4.30%        4.32%
========================================================================================================

                                                         CITITRADE SHARES
                                                    ----------------------------
                                                           FOR THE PERIOD
                                                           AUGUST 18, 2000
                                                    (COMMENCEMENT OF OPERATIONS)
                                                         TO AUGUST 31, 2000
================================================================================
Net Asset Value, beginning of period                           $1.00000
Net investment income                                           0.00193
Less dividends from net investment income                      (0.00193)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                 $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period                                      $  6,220
Ratio of expenses to average net assets+                          1.00%*
Ratio of net investment income to average net assets+             4.46%*
Total return                                                      0.19%**

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the period, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                $0.00193
RATIOS:
Expenses to average net assets+                                   1.27%*
Net investment income to average net assets+                      4.19%*
================================================================================
+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
*   Annualized
**  Not Annualized

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds U.S. Treasury Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (21.8% at August 31, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as
Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc.

    The Fund, as of August 31, 2000, offers Class N shares and Cititrade shares. The fund commenced its public offering of Cititrade shares on August 18, 2000. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class N shares have lower expenses than Cititrade shares. Cititrade shares pay a higher ongoing service fee than Class N shares.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The significant accounting policies consistently followed by the Fund are as follows:

    A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

    B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

    C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)


    D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2000, management agreed to voluntarily limit Class N expenses to 0.70% and for the period from August 18, 2000, (Commencement of Operations) to August 31, 2000, Management agreed to voluntarily limit Cititrade expenses to 1.00%.

    A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of average daily net assets of the Fund. The Administrative fees amounted to $1,112,514, of which $300,688 was voluntarily waived for the year ended August 31, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

    B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS


by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $795,597 for Class N, for the year ended August 31, 2000.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate of 0.10% of Class N average daily net assets and 0.60% of Cititrade average daily net assets. The
Distribution fees for Class N amounted to $318,239, of which $150,295 was voluntarily waived for the year ended August 31, 2000 and $1 for Cititrade for the period from August 18, 2000 (Commencement of Operations) to August 31, 2000. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 2000.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,049,520,502 and $1,122,775,198, respectively, for the year ended August 31, 2000.

CITIFUNDS U.S. TREASURY RESERVES
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS U.S. TREASURY RESERVES:


    We have audited the accompanying statement of assets and liabilities of CitiFunds U.S. Treasury Reserves, a separate series of CitiFunds Trust III (the "Trust") (a Massachusetts business trust), as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds U.S. Treasury Reserves at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2000



                                           PRINCIPAL
                                            AMOUNT
ISSUER                                  (000'S OMITTED)                    VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 100.0%
--------------------------------------------------------------------------------
United States Treasury Bill,
  due 9/14/00                              $ 80,000              $   79,836,561
  due 9/21/00                                96,601                  96,292,622
  due 9/28/00                               222,426                 221,438,693
  due 10/05/00                              197,894                 196,795,914
  due 10/26/00                              262,430                 260,028,976
  due 11/02/00                              113,078                 111,898,507
  due 11/09/00                              239,856                 237,061,552
  due 11/30/00                              123,346                 121,478,030
                                                                 --------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                          100.0%               1,324,830,855
OTHER ASSETS,
  LESS LIABILITIES                             0.0                     (142,567)
                                             -----               --------------
NET ASSETS                                   100.0%              $1,324,688,288
                                             =====               ==============

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,324,830,855
Cash                                                                         292
--------------------------------------------------------------------------------
  Total assets                                                     1,324,831,147
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate - Investment advisory fees (Note 2A)                 89,641
Accrued expenses and other liabilities                                    53,218
--------------------------------------------------------------------------------
  Total liabilities                                                      142,859
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,324,688,288
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,324,688,288
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INVESTMENT INCOME (Note 1B)                                          $68,115,709

EXPENSES:
Investment Advisory fees (Note 2A)                    $ 1,855,394
Administrative fees (Note 2B)                             618,465
Custody and fund accounting fees                          284,473
Legal fees                                                 32,160
Audit fees                                                 21,500
Trustees' fees                                             15,733
Miscellaneous                                              24,986
--------------------------------------------------------------------------------
  Total expenses                                        2,852,711
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                  (1,615,405)
Less fees paid indirectly (Note 1D)                           (21)
--------------------------------------------------------------------------------
  Net expenses                                                         1,237,285
--------------------------------------------------------------------------------
Net investment income                                                $66,878,424
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED AUGUST 31,
                                              ----------------------------------
                                                    2000              1999
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                         $    66,878,424   $    40,398,488
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                     4,524,590,945     3,426,724,559
Value of withdrawals                           (4,455,407,592)   (3,190,341,131)
--------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                             69,183,353       236,383,428
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        136,061,777       276,781,916
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             1,188,626,511       911,844,595
--------------------------------------------------------------------------------
End of period                                 $ 1,324,688,288   $ 1,188,626,511
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                        YEAR ENDED AUGUST 31,
                                 ------------------------------------------------------------------
                                     2000          1999          1998          1997          1996
====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                $1,324,688    $1,188,627    $  911,845    $  907,910    $  767,804
Ratio of expenses to
  average net assets                  0.10%         0.10%         0.10%         0.10%         0.10%
Ratio of net investment income
  to average net assets               5.41%         4.55%         5.14%         5.15%         5.20%

Note:  If the agents of the  Portfolio  had not  voluntarily  waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly,  the ratios would have been as follows:

RATIOS:
Expenses to average net assets        0.23%         0.23%         0.23%         0.24%         0.25%
Net investment income to
  average net assets                  5.28%         4.42%         5.01%         5.01%         5.05%
====================================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Portfolio's Administrator. Citibank N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies consistently followed by the Portfolio are as follows:

    A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

    B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

    C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

    D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

    E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

    A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,855,394 of which $996,940 was voluntarily waived for the year ended August 31, 2000. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

    B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $618,465, all of which was contractually waived for the year ended August 31, 2000. The contractual fee waivers terminate on December 31, 2000. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $9,785,486,816 and $9,712,033,716, respectively, for the year ended August 31, 2000.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2000, the commitment fee allocated to the Portfolio was $3,755. Since the line of credit was established, there have been no borrowings.

U.S. TREASURY RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF
U.S. TREASURY RESERVES PORTFOLIO:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  * AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
 ** AFFILIATED PERSON OF INVESTMENT ADVISER
*** TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds U.S. Treasury Reserves.

(C) 2000 Citicorp   [RECYCLE LOGO] Printed on recycled paper         CFA/RUS/800